STOCK-BASED COMPENSATION - 2023 Employee Stock Purchase Plan (Details) - shares	6 Months Ended
	Jun. 30, 2023	Jun. 15, 2023	Dec. 31, 2022
Share-Based Compensation Arrangement by Share-Based Payment Award [Line Items]
Number of shares available for purchase	19,767,367		10,008,474
Number of shares issued	0
2023 ESPP
Share-Based Compensation Arrangement by Share-Based Payment Award [Line Items]
Number of shares available for purchase	500,000	500,000